UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) OHIO TAX-EXEMPT FUNDS

Semiannual Report
May 31, 2003
[GRAPHIC]



                    VANGUARD(R) OHIO TAX-EXEMPT
                    MONEY MARKET FUND

                    VANGUARD(R) OHIO LONG-TERM
                    TAX-EXEMPT FUND

                                                                          [LOGO]
                                                          THE VANGUARD GROUP (R)

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.
================================================================================
SUMMARY
--------------------------------------------------------------------------------
* Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund returned 0.5% and 7.6%, respectively, outperforming their average peers during the six months.
*    Interest rates continued to decline from already low levels.
* The investing skills of the funds' adviser and the funds' low costs explained the strong relative returns.
================================================================================
CONTENTS
--------------------------------------------------------------------------------
1    Letter from the Chairman
5    Report from the Adviser
8    Fund Profiles
9    Glossary of Investment Terms
10   Performance Summaries
12   Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the first half of the VANGUARD OHIO TAX-EXEMPT FUNDS' fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. Both funds outperformed their average peer funds during the six months ended May 31, 2003. The funds' returns, as well as those of their comparative standards, appear in the adjacent table. The components of the funds' returns are presented in the table on page 3.
--------------------------------------------------------------------------------
 TOTAL RETURNS                                                  Six Months Ended
                                                                    May 31, 2003
--------------------------------------------------------------------------------
VANGUARD OHIO TAX-EXEMPT MONEY MARKET FUND                                  0.5%
 (SEC 7-Day Annualized Yield: 1.07%)
Average Ohio Tax-Exempt
 Money Market Fund*                                                         0.3
--------------------------------------------------------------------------------
VANGUARD OHIO LONG-TERM TAX-EXEMPT FUND                                     7.6%
 Average Ohio Municipal Debt Fund*                                          6.5
 Lehman 10 Year Municipal Bond Index                                        7.2
 Lehman Municipal Bond Index                                                6.5
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     During the period, the yield of the Long-Term Tax-Exempt Fund slid 73 basis points (0.73 percentage point) to 3.02%. For an Ohio resident in the highest federal tax bracket, that amounted to a taxable equivalent yield (accounting for state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 5.02%. The yield of the Tax-Exempt Money Market Fund shed 9 basis points, ending the period at 1.07% (a taxable equivalent yield of 1.78%).

INTEREST RATES CONTINUED THEIR DOWNWARD MARCH
During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the Wilshire 5000 Total Market Index, a proxy for the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.
     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of the 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts. On May 31, for example, the Ohio Tax-Exempt Money Market Fund yielded more than Vanguard(R) Prime Money Market Fund, before taking the tax-exempt fund's

                                                                            ----
significant tax advantages into account.
--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                      Periods Ended May 31, 2003
                                                      --------------------------
                                                             Six     One   Five
                                                          Months    Year  Years*
--------------------------------------------------------------------------------
BONDS
 Lehman Aggregate Bond Index                                6.3%   11.6%    7.8%
  (Broad taxable market)
 Lehman Municipal Bond Index                                6.5    10.4     6.5
 Citigroup 3-Month Treasury Bill Index                      0.6     1.5     4.0
--------------------------------------------------------------------------------
STOCKS
 Russell 1000 Index (Large-caps)                            4.6%   -7.7%   -0.8%
 Russell 2000 Index (Small-caps)                            9.3    -8.2     0.6
 Wilshire 5000 Index (Entire market)                        5.1    -7.2    -0.9
 MSCI All Country World Index Free
  ex USA (International)                                    4.6   -10.8    -3.4
================================================================================
CPI
 Consumer Price Index                                       1.2%    2.1%    2.4%
--------------------------------------------------------------------------------
*Annualized.

STOCKS RALLIED AFTER A WEAK START
U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the latter half, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG
Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at the least, arresting the growth of--tax revenues that had burnished governments' financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in Ohio's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for Ohio debt. The Ohio Long-Term Tax-Exempt Fund generated a capital return of 5.2% as investors bid up the bonds in its portfolio. Including income distributions, the fund's total return was a very strong 7.6%.
     The low-interest-rate environment meant meager returns for money market fund investors. For the half-year, the Tax-Exempt Money Market Fund returned just 0.5%, as its already-low yield dipped further to 1.07%.
     Our Ohio funds outpaced their average peers. This outperformance reflects not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also our funds' low costs. During the first six months of its 2003 fiscal year, Vanguard Ohio Long-Term Tax-Exempt Fund carried an annualized expense ratio of 0.15%, almost a full percentage point less than the 1.14% expense ratio of its average competitor. Our cost advantage was also imposing on the money market side, with an expense ratio of 0.16% for the Vanguard fund versus 0.65% for the average competitor. These differences are a big advantage in any market, but with current bond yields so low, the value of low costs is especially apparent.

-----
2

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS
Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy. We are concerned that some investors may be buying bonds not as a component of a diversified portfolio, but simply because bonds have "done best" lately-- a recipe for disappointment.
     We advise establishing an asset allocation among stock, bond, and money market funds that is consistent with your circumstances and goals, and then sitting tight. This approach is the most effective means of reaching any long-term financial goal.
     Thank you for entrusting your assets to us.


Sincerely,
John J. Brennan
/S/John J. Brennan
Chairman and Chief Executive Officer

June 24, 2003



--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               November 30, 2002-May 31, 2003

                                                        Distributions Per Share
                                                  ------------------------------
                                    Starting       Ending      Income    Capital
                                 Share Price  Share Price   Dividends      Gains
--------------------------------------------------------------------------------
OHIO TAX-EXEMPT MONEY MARKET FUND     $1.00        $1.00       $0.005     $0.000
OHIO LONG-TERM TAX-EXEMPT FUND        12.14        12.74       0.274       0.033
--------------------------------------------------------------------------------



                                                                            ----

================================================================================
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created
position of chief investment officer.                          --John J. Brennan
--------------------------------------------------------------------------------

----
4

================================================================================
REPORT FROM THE ADVISER
During the six months ended May 31, 2003, the Vanguard Ohio Tax-Exempt Funds earned total returns that topped those of their average mutual fund peers, with the Long-Term Tax-Exempt Fund returning 7.6% and the Tax-Exempt Money Market Fund returning 0.5%. However, the yields of both funds were lower than they were six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT
The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First- quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.
     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.
     Economic weakness has persisted even though interest rates have fallen to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.
     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.
     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.
--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY
The adviser believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and Ohio income taxes by investing in high-quality securities issued by Ohio state, county, and municipal governments.
--------------------------------------------------------------------------------
STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE
Short-term municipal securities underperformed their U.S. Treasury counterparts during the recent
                                                                            ----
bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.
     The table below provides details on the decline in muni yields.
--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-Rated General-Obligation Issues)

                                                                   Change
Maturity           May 31, 2003      Nov. 30, 2002         (basis points)
--------------------------------------------------------------------------------
 2 years                  1.13%              1.70%                   -57
 5 years                  2.08               2.75                    -67
10 years                  3.10               3.87                    -77
30 years                  4.34               5.01                    -67
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.
     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard Ohio Tax-Exempt Funds did not own any tobacco-related debt on May 31.)
     These troublesome fiscal dynamics were at play in Ohio. The state passed its biennial budget, which features a structural deficit of more than $2 billion, on June 20. This shortfall will be closed, in part, by a 1% increase in the state sales tax (from 5% to 6%). That increase should provide Ohio with $1.3 billion of additional revenue. The state issued $4.6 billion in new municipal debt during the past six months, a 20.5% increase from the same period a year ago.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS
During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.
     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at

-----
8
such low levels--money market yields were hovering around 1% on May 31-- low costs are especially valuable.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
John M. Carbone, Principal
VANGUARD FIXED INCOME GROUP

June 26,2003


                                                                            ----
                                                                               7

================================================================================
FUND PROFILES                                                 As of May 31, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 9.

OHIO TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------
Financial Attributes
 Yield                                     1.1%
 Average Maturity                       38 days
 Average Quality                          MIG-1
 Expense Ratio                           0.16%*
-----------------------------------------------

----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

MIG-1/SP-1+                               62.7%
A-1/P-1                                   31.8
AAA/AA                                     5.5
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------


OHIO LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                              Comparative              Broad
                               Fund               Index**             IndexY
--------------------------------------------------------------------------------
Number of Issues                237                 8,755             46,532
Yield                          3.0%                  3.1%               3.2%
Yield to Maturity              3.0%                    --                 --
Average Coupon                 4.7%                  5.2%               5.2%
Average Maturity          6.6 years             9.8 years         13.8 years
Average Quality                 AAA                   AA+                AA+
Average Duration          5.4 years             6.6 years          7.8 years
Expense Ratio                0.15%*                    --                 --
Cash Investments               1.5%                    --                 --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                       74.7%
AA                                         5.2
A                                         10.5
BBB                                        9.6
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

------------------------
INVESTMENT FOCUS [GRAPHIC]
Credit Quality     High
Average maturity   Long
------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                          Comparative                  Broad
                               Fund          Index**         Fund     IndexY
--------------------------------------------------------------------------------
R-Squared                      0.96              1.00        0.98       1.00
Beta                           1.05              1.00        1.18       1.00
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                              12.1%
1-5 Years                                 20.0
5-10 Years                                57.7
10-20 Years                                9.7
20-30 Years                                0.5
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

*Annualized.
**Lehman 10 Year Municipal Bond Index.
YLehman Municipal Bond Index.

                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.
----
8

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree)
--------------------------------------------------------------------------------

                                                                            ----

================================================================================
PERFORMANCE SUMMARIES As of May 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Ohio Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than does the total return.

OHIO TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) November 30, 1992-May 31, 2003
--------------------------------------------------------------------------------
            OHIO TAX-EXEMPT                         Average
            MONEY MARKET FUND                         Fund*

Fiscal            Total                               Total
Year             Return                              Return
--------------------------------------------------------------------------------
1993                2.4%                               2.2%
1994                2.6                                2.4
1995                3.8                                3.5
1996                3.4                                3.1
1997                3.5                                3.2
1998                3.4                                3.1
1999                3.0                                2.8
2000                4.0                                3.6
2001                3.0                                2.6
2002                1.4                                1.0
2003**              0.5                                0.3
--------------------------------------------------------------------------------
                                   SEC 7-Day Annualized Yield (5/31/2003): 1.07%
--------------------------------------------------------------------------------
*Average Ohio Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended May 31, 2003.
Note: See Financial Highlights table on page 25 for dividend information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                Ten Years
                                         One      Five  ------------------------
                     Inception Date     Year     Years  Capital   Income   Total
--------------------------------------------------------------------------------
OHIO TAX-EXEMPT
 MONEY MARKET FUND        6/18/1990    1.29%     2.80%    0.00%    3.00%   3.00%
--------------------------------------------------------------------------------
----
10

OHIO LONG-TERM  TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) November 30, 1992-May 31, 2003
--------------------------------------------------------------------------------
                  OHIO LONG-TERM TAX-EXEMPT FUND                 Lehman*

Fiscal                Capital         Income          Total        Total
Year                   Return         Return         Return       Return
------------------------------------------------------------------------
1993                     6.3%           5.7%          12.0%        11.7%
1994                   -11.2            4.9           -6.3         -4.5
1995                    13.1            6.4           19.5         18.6
1996                     0.3            5.4            5.7          5.7
1997                     0.9            5.4            6.3          7.1
1998                     2.6            5.2            7.8          8.1
1999                    -6.9            4.8           -2.1         -0.4
2000                     3.2            5.6            8.8          7.7
2001                     3.7            5.2            8.9          8.2
2002                     1.8            4.9            6.7          6.7
2003**                   5.2            2.4            7.6          7.2
--------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights table on page 26 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                Ten Years
                                         One      Five  ------------------------
                     Inception Date     Year     Years  Capital   Income   Total
--------------------------------------------------------------------------------
OHIO LONG-TERM
 TAX-EXEMPTFUND           6/18/1990   10.81%     6.20%    1.09%    5.28%   6.37%
--------------------------------------------------------------------------------

                                                                            ----

================================================================================
FINANCIAL STATEMENTS                                    May 31, 2003 (unaudited)
Statement of Net Assets

This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
OHIO TAX-EXEMPT MONEY MARKET FUND                                 Coupon            Date             (000)       (000)
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (101.0%)
----------------------------------------------------------------------------------------------------------------------
Bowling Green OH BAN                                               2.75%      6/12/2003             4,445       4,446
Bowling Green OH BAN                                               2.25%       9/4/2003             5,500       5,511
Butler County OH BAN                                               2.10%      9/24/2003            10,375      10,393
Butler County OH BAN                                               2.25%     10/16/2003             5,745       5,761
Butler County OH BAN                                               2.00%      3/12/2004            10,625      10,699
Butler County OH Hosp. Fac. Rev.
 (Middletown Regional Hosp.) VRDO                                  1.23%       6/9/2003 LOC         5,490       5,490
Butler County OH Transp. Improvement Dist. Rev. TOB VRDO           1.24%       6/9/2003 (4) Y       5,120       5,120
Cincinnati OH BAN                                                  2.50%     11/12/2003             6,100       6,123
Cincinnati OH City School Dist. GO TOB VRDO                        1.29%       6/9/2003 (4) Y       3,890       3,890
Cleveland OH Airport System Rev. TOB VRDO                          1.32%       6/9/2003 (4) Y       1,500       1,500
Cleveland OH Airport System Rev. VDRO                              1.20%       6/9/2003 (4)         5,300       5,300
Cleveland OH State Univ. Rev. VRDO                                 1.20%       6/9/2003 (3)        14,535      14,535
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO                 1.19%       6/9/2003 LOC        20,000      20,000
Columbus & Franklin County OH Metro. Park Dist. BAN                1.50%      3/25/2004             3,900       3,912
Columbus OH City School Dist. School Fac.
 Construction & Improvement GO                                     2.00%      6/19/2003            15,000      15,007
Columbus OH GO VRDO                                                1.05%       6/9/2003               700         700
Columbus OH Sewer VRDO                                             1.15%       6/9/2003             3,100       3,100
Cuyahoga County OH Econ. Dev. (Cleveland Orchestra) VRDO           1.35%       6/2/2003 LOC        14,120      14,120
Cuyahoga County OH Hosp. Rev.
 (Univ. Health Systems, Inc.) VRDO                                 1.25%       6/9/2003 (2)        25,745      25,745
Fairfield County OH BAN                                            1.75%      4/15/2004             2,100       2,111
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO             1.20%       6/9/2003 LOC        17,585      17,585
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                      1.16%       6/9/2003 (1)         7,876       7,876
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                      1.16%       6/9/2003 (1)           170         170
Hamilton County OH Hosp. Fac. Rev.

----
12

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
                                                                  Coupon            Date             (000)       (000)
----------------------------------------------------------------------------------------------------------------------
 (Health Alliance of Greater Cincinnati) VRDO                      1.20%       6/9/2003 (1)         4,000       4,000
Hamilton OH Electric System Rev. VRDO                              1.19%       6/9/2003 (4)        10,000      10,000
Huron County OH Hosp. Fac. Rev.
 (Fisher-Titus Medical Center) VRDO                                1.23%       6/9/2003 LOC        10,000      10,000
Kent State Univ. Ohio VRDO                                         1.25%       6/9/2003 (1)        18,600      18,600
Lakewood OH BAN                                                    1.25%       6/3/2004 *           4,331       4,339
Lebanon OH BAN                                                     2.50%     10/29/2003             3,250       3,261
Lebanon OH City School Dist. BAN                                   1.77%      8/13/2003             2,000       2,001
Licking County OH Joint Vocational School Dist. TOB VRDO           1.24%       6/9/2003 (1) Y       5,275       5,275
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners) CP                                 1.15%     11/25/2003            19,600      19,600
Mason OH City School Dist. BAN                                     2.00%      2/12/2004             6,125       6,161
Montgomery County OH Rev.
 (Catholic Health Initiatives) VRDO                                1.20%       6/9/2003            11,250      11,250
Oakwood OH City School Dist. BAN                                   1.85%      6/12/2003             4,000       4,001
Oakwood OH City School Dist. BAN                                   2.00%      6/12/2003             6,000       6,001
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                              1.35%       6/2/2003 LOC        18,140      18,140
Ohio Air Quality Dev. Auth. (Timken Co.) VRDO                      1.20%       6/9/2003 LOC         2,100       2,100
Ohio Air Quality Dev. Auth. (Timken Co.) VRDO                      1.20%       6/9/2003 LOC         7,000       7,000
Ohio Building Auth. Eagle Trust
 (Adult Correctional Building Fund) TOB VRDO                       1.27%       6/9/2003 Y           7,920       7,920
Ohio Building Auth. Rev. TOB VRDO                                  1.25%       6/9/2003 (1) Y       5,358       5,358
Ohio Common Schools GO                                             3.00%      9/15/2003             6,565       6,599
Ohio Common Schools GO TOB PUT                                     1.12%      7/10/2003 (4) Y       3,000       3,000
Ohio Common Schools GO TOB VRDO                                    1.24%       6/9/2003 Y           2,605       2,605
Ohio GO TOB VRDO                                                   1.24%       6/9/2003 (2) Y      11,670      11,670
Ohio GO TOB VRDO                                                   1.25%       6/9/2003 (4) Y       2,955       2,955
Ohio GO VRDO                                                      1.125%       6/9/2003             2,500       2,500
Ohio Higher Educ. Eagle Trust GO TOB VRDO                          1.27%       6/9/2003 Y          20,705      20,705
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) CP                                   1.05%      7/17/2003            15,000      15,000
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) CP                                   1.05%      8/13/2003             4,000       4,000
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) CP                                   1.05%      8/14/2003             8,000       8,000
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) VRDO                                 1.35%       6/2/2003               100         100
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) VRDO                                 1.15%       6/9/2003               300         300
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.) VRDO        1.20%       6/9/2003 LOC         4,600       4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO            1.20%       6/9/2003             6,100       6,100
Ohio Higher Educ. Fac. Comm. Rev.
 (Mount Union College) VRDO                                        1.20%       6/9/2003 LOC         1,365       1,365
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO          1.20%       6/9/2003 LOC         3,780       3,780
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO              1.20%       6/9/2003 LOC         3,700       3,700
Ohio Higher Educ. GO TOB VRDO                                      1.27%       6/9/2003 Y          17,570      17,570
Ohio Housing Finance Agency Mortgage Rev.
 Residential TOB VRDO                                              1.29%       6/9/2003 Y           9,485       9,485


                                                                            ----

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
OHIO TAX-EXEMPT MONEY MARKET FUND                                 Coupon            Date             (000)       (000)
----------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev.
 Residential TOB VRDO                                              1.29%       6/9/2003 Y           5,170       5,170
Ohio Housing Finance Agency Mortgage Rev. VRDO                     1.24%       6/9/2003             4,100       4,100
Ohio Housing Finance Agency Mortgage Rev. VRDO                     1.30%       6/9/2003            11,000      11,000
Ohio Housing Finance Agency Mortgage Rev. VRDO                     1.30%       6/9/2003             1,995       1,995
Ohio Infrastructure Improvement GO VRDO                            1.15%       6/9/2003             5,000       5,000
Ohio Major New State Infrastructure Project Rev.                   2.50%      6/15/2003            11,375      11,380
Ohio PCR (Sohio Air British Petroleum Co.) VRDO                    1.30%       6/2/2003             8,600       8,600
Ohio Public Fac. Comm. Higher Educ. Capital Fac. TOB VRDO          1.24%       6/9/2003 Y           6,510       6,510
Ohio School Dist. Cash Flow Borrowing Program COP BAN              2.27%      6/30/2003            13,241      13,247
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003             5,100       5,100
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003             2,600       2,600
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003            28,400      28,400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003               200         200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003             3,100       3,100
Ohio Solid Waste Rev. (Republic Services Inc.) VRDO                1.30%       6/9/2003 LOC         3,500       3,500
Ohio State Univ. General Receipts Rev.                             1.08%      9/15/2003            15,000      15,000
Ohio State Univ. General Receipts Rev. BAN                         1.69%       9/3/2003             4,000       4,006
Ohio State Univ. General Receipts Rev. VRDO                        1.19%       6/9/2003             7,150       7,150
Ohio State Univ. General Receipts Rev. VRDO                        1.19%       6/9/2003             3,900       3,900
Ohio State Univ. General Receipts Rev. VRDO                        1.20%       6/9/2003             2,600       2,600
Ohio Water Dev. Auth. PCR                                          3.50%       6/1/2003             1,150       1,150
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO                   1.35%       6/2/2003 LOC        22,700      22,700
Ohio Water Dev. Auth. PCR TOB VRDO                                 1.24%       6/9/2003 (1) Y      12,483      12,483
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO                      1.125%       6/9/2003 (1)        10,000      10,000
Ohio Water Dev. Auth. Rev. (Timken Co.) VRDO                       1.20%       6/9/2003 LOC         2,500       2,500
Plain OH Local School Dist. GO                                     2.00%      7/15/2003            15,196      15,213
Port of Greater Cincinnati OH Dev. Auth Rev.
 (National Underground Railroad Freedom Center) VRDO               1.20%       6/9/2003 LOC         7,000       7,000
Rickenbacker OH Port Auth. Econ. Dev. Rev.
 (YMCA of Central Ohio) VRDO                                       1.20%       6/9/2003 LOC        10,500      10,500
Shaker Heights OH
 (Shaker Towne Centre Community Dev. Dist.) GO                     2.25%      7/10/2003             3,400       3,403
Summit County OH Rev. (Western Reserve Academy) VRDO               1.20%       6/9/2003 LOC         6,000       6,000
Sylvania OH City School Dist. BAN                                  1.87%      7/31/2003             3,650       3,652
Toledo OH City Services Special Assessment VRDO                    1.25%       6/9/2003 LOC         6,000       6,000
Univ. of Cincinnati OH General Receipts BAN                        1.75%      8/15/2003            11,353      11,356
Westlake OH BAN                                                    1.25%      6/10/2004 *           7,000       7,017

Outside Ohio:
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO                  1.22%       6/9/2003 (1) Y      10,000      10,000
----------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $729,667)                                                                                              729,667
----------------------------------------------------------------------------------------------------------------------

----
14

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Market
                                                                                                                Value*
                                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
----------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                            5,874
Liabilities                                                                                                   (13,164)
                                                                                                           -----------
                                                                                                               (7,290)
                                                                                                           -----------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------
Applicable  to  722,384,195  outstanding  $.001 par value  shares of  beneficial
 interest (unlimited authorization)                                                                          $722,377
======================================================================================================================


NET ASSET VALUE PER SHARE                                                                                       $1.00
======================================================================================================================

*See  Note A in Notes to  Financial  Statements.
* Securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of May 31, 2003.
YSecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $131,216,000, representing 18.2% of net assets.
For key to abbreviations and other references, see page 22.
--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount           Per
                                                            (000)         Share
--------------------------------------------------------------------------------
Paid-in  Capital                                         $722,388         $1.00
Undistributed  Net Investment  Income                          --            --
Accumulated  Net  Realized  Losses                           (11)            --
Unrealized Appreciation                                        --            --
--------------------------------------------------------------------------------
NET ASSETS                                               $722,377         $1.00
================================================================================

                                                                            ----
                                                                              15

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
OHIO LONG-TERM TAX-EXEMPT FUND                                    Coupon            Date             (000)       (000)
----------------------------------------------------------------------------- ----------------------------------------
MUNICIPAL BONDS (98.5%)
----------------------------------------------------------------------------------------------------------------------
Adams County OH School Dist. GO                                    5.55%      12/1/2009 (1)         1,000       1,121
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev.
(Akron Medical Center)                                             5.50%       1/1/2008 (2)         1,000       1,024
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev.
(Akron Medical Center)                                            5.375%       1/1/2017 (2)         3,000       3,336
Akron OH GO                                                        5.50%      12/1/2018 (1)         1,315       1,505
American Muni. Power Ohio Inc. (Omega JV)                          5.25%       1/1/2014 (2)         2,625       2,976
American Muni. Power Ohio Inc. (Omega JV)                          5.25%       1/1/2015 (2)         2,865       3,228
American Muni. Power Ohio Inc. (Omega JV)                          5.25%       1/1/2016 (2)         1,015       1,137
Amherst OH Exempt Village School Dist. GO                          5.75%      12/1/2017 (3)         1,300       1,531
Amherst OH Exempt Village School Dist. GO                          5.75%      12/1/2018 (3)         1,300       1,525
Athens OH City School Dist. GO                                     6.65%      12/1/2013 (4)           640         834
Athens OH City School Dist. GO                                     6.65%      12/1/2014 (4)           680         894
Athens OH City School Dist. GO                                     6.65%      12/1/2015 (4)           725         960
Athens OH City School Dist. GO                                     6.65%      12/1/2016 (4)           770       1,025
Aurora County OH School Dist. GO                                   5.80%      12/1/2016 (3)         3,000       3,354
Avon Lake OH Refunding & Improvement GO                            5.50%      12/1/2014 (2)         1,245       1,453
Bowling Green State Univ. Ohio General Receipts Rev.               5.75%       6/1/2012 (3)           750         881
Bowling Green State Univ. Ohio General Receipts Rev.               5.75%       6/1/2013 (3)         2,250       2,650
Bowling Green State Univ. Ohio General Receipts Rev.               5.75%       6/1/2014 (3)         1,190       1,400
Bowling Green State Univ. Ohio General Receipts Rev.               5.75%       6/1/2015 (3)           500         587
Butler County OH GO                                                5.25%      12/1/2016             1,570       1,802
Butler County OH GO                                                5.25%      12/1/2017             1,655       1,886
Butler County OH Sewer System Rev.                                5.375%      12/1/2015 (3)         1,230       1,411
Butler County OH Transp. Improvement Dist. Rev.                    6.00%       4/1/2011 (4)         4,000       4,689
Butler County OH Transp. Improvement Dist. Rev.                    6.00%       4/1/2012 (4)         2,320       2,720
Canal Winchester OH Local School Dist. GO                          6.00%      12/1/2013 (3)         1,680       2,092
Canal Winchester OH Local School Dist. GO                          5.50%      12/1/2017 (3)           805         925
Canal Winchester OH Local School Dist. GO                          5.50%      12/1/2018 (3)           950       1,087
Canal Winchester OH Local School Dist. GO                          5.50%      12/1/2019 (3)         1,080       1,229
Canton OH (Water Works System) GO                                  5.75%      12/1/2010 (2)         1,000       1,126
Canton OH (Water Works System) GO                                  5.85%      12/1/2015 (2)         1,000       1,119
Cincinnati OH City School Dist. Improvement GO                    5.375%      12/1/2015 (1)         3,350       3,843
Cincinnati OH Water System Rev.                                    5.50%      12/1/2013             1,380       1,605
Cincinnati OH Water System Rev.                                    5.50%      12/1/2015             2,000       2,321
Clermont County OH Hosp. Fac. Rev.
(Mercy Health System)                                              5.50%       9/1/2006 (2)         2,500       2,577
Cleveland OH Airport System Rev.                                   0.00%       1/1/2005 (1)         3,975       3,895
Cleveland OH Airport System Rev.                                   5.25%       1/1/2012 (4)         4,985       5,509
Cleveland OH Airport System Rev.                                   5.25%       1/1/2013 (4)         5,550       6,082
Cleveland OH Airport System Rev.                                   5.25%       1/1/2014 (4)         2,705       3,042
Cleveland OH GO                                                   5.375%       9/1/2010 (2)         1,000       1,173
Cleveland OH GO                                                    5.50%      12/1/2011 (3)         1,340       1,580
Cleveland OH GO                                                   5.375%       9/1/2012 (2)         1,000       1,184
Cleveland OH GO                                                    5.50%      12/1/2012 (3)         1,415       1,652
Cleveland OH GO                                                    5.60%      12/1/2013 (3)         1,600       1,886
Cleveland OH GO                                                    5.50%      12/1/2020 (3)         1,135       1,283
Cleveland OH Public Power System Rev.                              5.25%     11/15/2016 (1)         5,950       6,674
Cleveland OH School Dist. GO                                       0.00%      12/1/2008 (3)(ETM)      400         349
Cleveland OH Water Works Rev.                                      5.50%       1/1/2013 (1)         3,805       4,469
Cleveland OH Water Works Rev.                                      5.50%       1/1/2021 (1)         6,500       7,677

----
16

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
                                                                  Coupon            Date             (000)       (000)
----------------------------------------------------------------------------- ----------------------------------------
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Rock & Roll Hall of Fame)                                         5.40%      12/1/2015 (2)         2,000       2,260
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO                 1.19%       6/9/2003 LOC         5,000       5,000
Cuyahoga County OH (Capital Improvement) GO                        5.75%      12/1/2012             2,000       2,361
Cuyahoga County OH (Capital Improvement) GO                        5.75%      12/1/2013             2,000       2,361
Cuyahoga County OH (Capital Improvement) GO                        5.75%      12/1/2014             2,000       2,358
Cuyahoga County OH (Capital Improvement) GO                        5.75%      12/1/2015             1,710       2,010
Cuyahoga County OH Hosp. Refunding &
Improvement Rev. (Univ. Hosp.)                                    5.375%      1/15/2009 (1)         3,500       3,897
Cuyahoga County OH Hosp. Refunding &
Improvement Rev. (Univ. Hosp.)                                     5.50%      1/15/2019 (1)         7,545       8,299
Defiance OH Waterworks System GO                                   5.65%      12/1/2018 (2)         1,130       1,314
Dublin County OH Variable Purpose GO                               6.00%      12/1/2015             1,140       1,363
Dublin County OH Variable Purpose GO                               5.00%      12/1/2020             2,500       2,679
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)                                5.50%      8/15/2022             2,250       2,346
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)                               5.625%      8/15/2032             3,000       3,141
Fairborn OH City School Dist. School Improvement GO                6.40%      12/1/2015 (4)           500         615
Fairborn OH City School Dist. School Improvement GO                5.50%      12/1/2016 (3)         1,840       2,122
Fairborn OH City School Dist. School Improvement GO               5.375%      12/1/2020 (3)         1,200       1,339
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)        5.375%      6/15/2015 (1)         3,000       3,507
Franklin County OH Convention Center Rev.                          0.00%      12/1/2007 (1)         4,355       3,938
Franklin County OH GO                                             5.375%      12/1/2020             4,255       4,836
Gallia County OH Hosp. Rev. (Holzer Medical Center)               5.125%      10/1/2013 (2)         2,000       2,247
Garfield Heights OH City School Dist.
School Improvement GO                                              5.50%     12/15/2018 (1)         1,640       1,878
Greater Cleveland OH Regional Transp. Auth. GO                     5.60%      12/1/2006 (3)(Prere.) 5,505       6,312
Greater Cleveland OH Regional Transp. Auth. GO                     5.65%      12/1/2006 (3)(Prere.) 1,000       1,149
Greater Cleveland OH Regional Transp. Auth. GO                    5.375%      12/1/2010 (3)         1,665       1,942
Greene County OH Sewer System Rev.                                5.125%      12/1/2020 (1)         2,000       2,173
Hamilton County OH Hosp. Fac. Rev. (Children's Hosp.)              5.20%      5/15/2009 (1)         2,000       2,256
Hamilton County OH Hosp. Fac. Rev. (Children's Hosp.)             5.375%      5/15/2013 (1)         2,235       2,545
Hamilton County OH Sales Tax Rev.                                  0.00%      12/1/2028 (2)         9,915       2,837
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)                                         5.50%       6/1/2008(1)(Prere.)    575         673
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)                                         5.50%      12/1/2013 (1)         1,425       1,628
Hamilton County OH Sewer System Rev.                               5.45%      12/1/2009 (3)         3,250       3,828
Hamilton County OH Sewer System Rev.                              5.625%      12/1/2013 (1)           965       1,129
Hamilton County OH Sewer System Rev.                              5.625%      12/1/2014 (1)           755         882
Hamilton County OH Sewer System Rev.                               5.25%      12/1/2015 (1)         1,000       1,135
Hamilton County OH Sewer System Rev.                               5.25%      12/1/2018 (1)         1,355       1,513
Hamilton County OH Sewer System Rev.                               5.25%      12/1/2019 (1)         1,000       1,109
Highland OH Local School Dist. School Improvement GO               5.75%      12/1/2017 (4)         1,510       1,779
Hilliard OH School Dist. GO                                        5.75%      12/1/2005 (3)(Prere.) 2,000       2,261
Hilliard OH School Dist. GO                                        0.00%      12/1/2012 (3)         3,220       2,312
Hilliard OH School Dist. GO                                        0.00%      12/1/2013 (3)         3,220       2,205
Hilliard OH School Dist. GO                                        0.00%      12/1/2014 (3)         2,720       1,780
Hilliard OH School Dist. GO                                        0.00%      12/1/2015 (3)         3,720       2,307
Hilliard OH School Dist. GO                                        5.25%      12/1/2016 (3)         2,000       2,277

                                                                            ----

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
OHIO LONG-TERM TAX-EXEMPT FUND                                    Coupon            Date             (000)       (000)
----------------------------------------------------------------------------- ----------------------------------------
Indian Hill OH Exempt Village School Dist.
 Hamilton County GO                                                5.50%      12/1/2015             1,295       1,503
Kent State Univ. Ohio VRDO                                         1.25%       6/9/2003 (1)           900         900
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)           5.375%      8/15/2015 (2)         2,900       3,249
Lake Ohio Local School Dist. Stark County OH GO                    5.55%      12/1/2014 (3)         1,000       1,166
Lake Ohio Local School Dist. Stark County OH GO                    5.75%      12/1/2021 (3)         1,000       1,157
Lakota OH Local School Dist. (Refunding & Improvement) GO          5.50%      12/1/2015 (3)         1,245       1,507
Lisbon OH School Dist. GO                                          6.25%      12/1/2017 (2)         1,000       1,024
Logan Hocking OH Local School Dist. GO                             5.50%      12/1/2018 (1)         1,675       1,917
Lorain County OH GO                                                5.50%      12/1/2015 (3)         1,000       1,178
Lorain County OH GO                                                5.50%      12/1/2017 (3)         1,000       1,160
Lorain County OH GO                                                5.50%      12/1/2022 (3)         1,500       1,690
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                     6.00%       9/1/2006 (1)         1,500       1,710
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                     6.00%       9/1/2008 (1)         1,250       1,463
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                    5.625%       9/1/2014 (1)         3,290       3,756
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                     5.25%      10/1/2033             4,000       4,138
Loveland OH City School Dist. GO                                   5.25%      12/1/2014 (1)         1,000       1,146
Lucas County OH Hosp. Rev. (ProMedica Health Care)                 5.75%     11/15/2009 (1)         3,000       3,353
Lucas County OH Hosp. Rev. (ProMedica Health Care)                 5.75%     11/15/2014 (1)           640         728
Lucas County OH Hosp. Rev. (ProMedica Health Care)                 5.75%     11/15/2014 (1)(ETM)    5,360       5,889
Lucas County OH Hosp. Rev. (ProMedica Health Care)                5.625%     11/15/2015 (2)         2,500       2,886
Lucas County OH Hosp. Rev. (ProMedica Health Care)                5.625%     11/15/2017 (2)         2,075       2,376
Mad River OH Local School Dist. GO                                 5.75%      12/1/2016 (3)         1,195       1,427
Madison OH Local School Dist. Butler County GO                     5.75%      12/1/2026 (1)           750         856
Mahoning Valley OH Sanitation Dist. Water Rev.                     5.75%     11/15/2018 (4)         1,300       1,519
Marion OH City School Dist. GO                                     6.40%      12/1/2011 (4)           650         816
Marion OH City School Dist. GO                                     6.45%      12/1/2012 (4)           695         886
Marion OH City School Dist. GO                                     6.45%      12/1/2013 (4)           370         477
Marion OH City School Dist. GO                                     6.50%      12/1/2014 (4)           285         371
Marion OH GO                                                       5.40%      12/1/2020 (1)         1,000       1,119
Mason OH City School Dist. School Improvement GO                  5.375%      12/1/2014             2,000       2,310
Mason OH City School Dist. School Improvement GO                  5.375%      12/1/2015             4,095       4,697
Middletown OH GO                                                   5.75%      12/1/2019 (3)         2,500       2,919
Milford OH Exempt Village School Dist.
School Improvement GO                                              6.00%      12/1/2016 (4)         1,425       1,722
Milford OH Exempt Village School Dist.
School Improvement GO                                              6.00%      12/1/2017 (4)         1,600       1,930
Montgomery County OH GO                                            5.50%      12/1/2019             1,165       1,326
Montgomery County OH Rev. (Catholic Health Initiative)             5.50%       9/1/2015             3,270       3,631
New Philadelphia OH School Dist. GO                                6.25%      12/1/2017 (2)         2,300       2,332
Nordonia Hills OH Local School Dist. GO                            0.00%      12/1/2011 (2)         1,200         900
Nordonia Hills OH Local School Dist. GO                            0.00%      12/1/2012 (2)         1,700       1,219
North Olmsted OH GO (Library Improvement)                          5.50%      12/1/2014 (3)         1,215       1,412
North Olmsted OH GO (Library Improvement)                          5.50%      12/1/2016 (3)         1,355       1,562
Northeast Ohio Regional Sewer Dist. Rev.                           5.60%     11/15/2013 (2)         1,880       2,075
Northeast Ohio Regional Sewer Dist. Rev.                           5.60%     11/15/2014 (2)         1,500       1,655
Oak Hills OH Local School Dist. GO                                 7.20%      12/1/2009 (1)         1,625       2,078

----
18

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
                                                                  Coupon            Date             (000)       (000)
----------------------------------------------------------------------------- ----------------------------------------
Ohio Air Quality Dev. Auth.
(Cincinnati Gas & Electric Co.) VRDO                               1.30%       6/2/2003 LOC         2,075       2,075
Ohio Air Quality Dev. Auth.
(Cincinnati Gas & Electric Co.) VRDO                               1.35%       6/2/2003 LOC         1,700       1,700
Ohio Building Auth. Rev. (Admin. Building Fund)                    5.50%       4/1/2016 (4)         1,000       1,157
Ohio Building Auth. Rev. (State Correctional Fac.)                 5.95%      10/1/2004 (1)(Prere.) 3,000       3,222
Ohio Building Auth. Rev. (State Correctional Fac.)                 5.75%       4/1/2014             2,000       2,340
Ohio Building Auth. Rev. (State Correctional Fac.)                 5.50%      10/1/2014 (4)         1,895       2,201
Ohio Building Auth. Rev. (State Fac. Art Building)                 5.50%       4/1/2014             1,585       1,838
Ohio Building Auth. Rev. (State Fac. Art Building)                 5.50%       4/1/2015             1,500       1,730
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)                          5.50%      10/1/2017 (4)         1,305       1,492
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)                          5.50%      10/1/2018 (4)         1,380       1,571
Ohio GO                                                           5.375%       2/1/2015             3,000       3,430
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)                                       5.50%      10/1/2019             5,000       5,722
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)                                       6.50%      10/1/2020               250         331
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                  1.15%       6/9/2003            10,200      10,200
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)                  5.50%      11/1/2014             1,000       1,170
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)             5.75%       4/1/2019 (1)         4,000       4,541
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)             5.85%       4/1/2020 (1)         2,875       3,359
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)                6.60%      12/1/2003 (3)(Prere.) 2,200       2,305
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)                0.00%      12/1/2006 (3)         1,000         940
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)               5.375%      12/1/2013 (2)         2,900       3,365
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)               5.375%      12/1/2014 (2)         3,055       3,531
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)               5.375%      12/1/2015 (2)         3,225       3,702
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)               5.375%      12/1/2016 (2)         1,795       2,050
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)                   6.00%      5/15/2011 (1)         2,000       2,314
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)                   5.30%      5/15/2017 (1)         2,200       2,473
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)                  5.375%      5/15/2022 (1)         6,250       6,883
Ohio Housing Finance Agency Mortgage Rev.                         5.025%       3/1/2021               815         820
Ohio Housing Finance Agency Mortgage Rev.                          5.45%       9/1/2031             2,565       2,656
Ohio Housing Finance Agency Mortgage Rev.                         5.625%       3/1/2032             4,450       4,867
Ohio PCR (General Motors Corp.)                                   5.625%       3/1/2015             3,000       3,308
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003               400         400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO             1.35%       6/2/2003             5,200       5,200
Ohio Solid Waste Rev. (Waste Management Inc.) PUT                  4.85%      11/1/2007             2,500       2,635
Ohio State Parks & Recreation Capital Fac. Rev.                    5.50%      12/1/2014               500         581
Ohio State Parks & Recreation Capital Fac. Rev.                    5.50%      12/1/2015             2,245       2,602
Ohio State Univ. General Receipts Rev.                             5.75%      12/1/2013             1,000       1,177
Ohio State Univ. General Receipts Rev.                             5.75%      12/1/2014             1,000       1,176
Ohio State Univ. General Receipts Rev.                             5.25%      12/1/2015             4,595       5,276
Ohio Turnpike Comm. Turnpike Rev.                                  5.70%      2/15/2006 (1)(Prere.) 1,000       1,133
Ohio Turnpike Comm. Turnpike Rev.                                  5.50%      2/15/2018             3,150       3,588
Ohio Turnpike Comm. Turnpike Rev.                                  5.50%      2/15/2019             2,235       2,533
Ohio Turnpike Comm. Turnpike Rev.                                  5.50%      2/15/2020             1,570       1,769
Ohio Turnpike Comm. Turnpike Rev.                                  5.50%      2/15/2026             4,000       4,369
Ohio Water Dev. Auth. PCR                                          5.50%       6/1/2005(1)(Prere.)  1,195       1,309
Ohio Water Dev. Auth. PCR                                         5.125%       6/1/2019(1)          1,900       2,075

                                                                            ----

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
OHIO LONG-TERM TAX-EXEMPT FUND                                    Coupon            Date             (000)       (000)
----------------------------------------------------------------------------- ----------------------------------------
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)              5.375%      12/1/2018             2,100       2,388
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)              5.375%      12/1/2020             2,170       2,436
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)              5.375%      12/1/2022             2,735       3,032
Ohio Water Dev. Auth. Rev. (Pure Water)                            7.00%      12/1/2009 (2)(ETM)    1,500       1,805
Ohio Water Dev. Auth. Rev. (Pure Water)                            5.50%      12/1/2011 (2)           250         256
Olentangy OH Local School Dist. GO                                 5.50%      12/1/2015 (4)         2,000       2,340
Olentangy OH Local School Dist. GO                                 5.50%      12/1/2016 (4)         1,230       1,428
Olmsted Falls OH School Dist. GO                                   6.85%     12/15/2004 (3)(Prere.)   565         626
Olmsted Falls OH School Dist. GO                                   5.85%     12/15/2017 (3)         2,000       2,166
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)                                    5.25%      11/1/2013             2,000       2,128
Perrysburg OH Exempted Village School Dist. GO                     5.75%      12/1/2013 (4)         1,385       1,702
Plain OH Local School Dist. GO                                     5.50%      12/1/2017 (3)         1,175       1,354
Revere OH School Dist. GO                                          6.00%      12/1/2016 (2)         3,850       4,012
Reynoldsburg OH School Dist. GO                                    0.00%      12/1/2009 (3)         1,465       1,219
Reynoldsburg OH School Dist. GO                                    0.00%      12/1/2010 (3)         1,465       1,157
Richland County OH GO                                              6.95%      12/1/2011 (2)           450         518
Richland County OH GO                                              5.40%      12/1/2015 (2)         1,120       1,240
Rocky River OH City School Dist. GO                               5.375%      12/1/2017             2,200       2,608
Springboro OH Community City School Dist. GO                       5.25%      12/1/2016 (2)         1,850       2,060
Summit County OH GO                                                6.90%       8/1/2003 (2)(Prere.) 2,425       2,449
Summit County OH GO                                                6.25%      12/1/2010 (3)(Prere.) 1,420       1,780
Summit County OH GO                                                6.50%      12/1/2010 (3)(Prere.) 2,000       2,540
Summit County OH GO                                                5.75%      12/1/2015 (3)         1,800       2,175
Summit County OH GO                                                5.75%      12/1/2016 (3)         1,910       2,294
Summit County OH GO                                                5.75%      12/1/2017 (3)         2,020       2,414
Summit County OH GO                                                5.75%      12/1/2018 (3)         1,420       1,687
Summit County OH GO                                                5.50%      12/1/2019 (3)         1,000       1,207
Summit County OH GO                                                5.50%      12/1/2020 (3)         1,725       2,073
Summit County OH GO                                                5.75%      12/1/2020 (3)         1,595       1,870
Summit County OH Sanitary Sewer
System Improvement GO                                              5.50%      12/1/2015 (3)         1,015       1,187
Toledo OH (Limited Tax Street Improvement) GO                      5.35%      12/1/2015 (3)         2,525       2,890
Toledo OH Waterworks Rev.                                          5.25%     11/15/2013 (3)         2,000       2,297
Tri Valley OH Local School Dist. GO                                5.50%      12/1/2016 (3)         1,255       1,520
Tri Valley OH Local School Dist. GO                                5.50%      12/1/2019 (3)         1,785       2,154
Trumbull County OH Hosp. Rev. (Trumbull Memorial Hosp.)            6.25%     11/15/2003 (3)(Prere.) 2,000       2,048
Univ. of Akron OH General Receipts Rev.                            5.50%       1/1/2019 (3)         2,545       2,883
Univ. of Cincinnati OH COP                                         5.50%       6/1/2014 (1)         1,000       1,162
Univ. of Cincinnati OH General Receipts                            5.75%       6/1/2015 (3)         1,000       1,179
Univ. of Cincinnati OH General Receipts                            5.75%       6/1/2016 (3)         1,910       2,240
Univ. of Cincinnati OH General Receipts                           5.375%       6/1/2017             1,000       1,138
Univ. of Cincinnati OH General Receipts                            5.75%       6/1/2017 (3)         1,285       1,500
Univ. of Cincinnati OH General Receipts                           5.375%       6/1/2018             2,595       2,934
Univ. of Cincinnati OH General Receipts                            5.75%       6/1/2018 (3)         1,500       1,742
Univ. of Cincinnati OH General Receipts                            5.75%       6/1/2019 (3)         2,500       2,888
Univ. of Cincinnati OH General Receipts                           5.375%       6/1/2020             2,880       3,211
Univ. of Toledo OH General Receipts                                5.25%       6/1/2014 (3)           975       1,110
Univ. of Toledo OH General Receipts                                5.25%       6/1/2015 (3)         1,025       1,159
Univ. of Toledo OH General Receipts                                5.25%       6/1/2016 (3)         1,080       1,213
Westerville OH City School Dist. GO                                5.50%      12/1/2015 (1)         2,000       2,321
Westerville OH City School Dist. GO                                5.50%      12/1/2017 (1)         1,225       1,408

----
20

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Face      Market
                                                                                Maturity            Amount      Value*
                                                                  Coupon            Date             (000)       (000)
----------------------------------------------------------------------------------------------------------------------
Woodridge OH School Dist. GO                                       6.80%      12/1/2014 (2)         2,000       2,660
Wooster OH School Dist. GO                                         0.00%      12/1/2009 (4)         2,195       1,826
Wooster OH School Dist. GO                                         0.00%      12/1/2010 (4)         2,265       1,789
Wooster OH School Dist. GO                                         0.00%      12/1/2011 (4)         2,315       1,735
OUTSIDE OHIO:
Puerto Rico Govt. Dev. Bank VRDO                                   1.05%       6/9/2003 (1)         8,900       8,900
Puerto Rico Muni. Finance Agency                                   5.25%       8/1/2019 (4)         3,000       3,371
Puerto Rico Muni. Finance Agency                                   5.25%       8/1/2020 (4)         2,500       2,793
----------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $487,188)                                                                                               538,684
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.5%)
----------------------------------------------------------------------------------------------------------------------
Other Assets-Note B                                                                                             9,340
Liabilities                                                                                                    (1,135)
                                                                                                           -----------
                                                                                                                8,205
                                                                                                           -----------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
Applicable to 42,941,148 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)                                                                                    $546,889
======================================================================================================================
NET ASSET VALUE PER SHARE                                                                                       $12.74
======================================================================================================================
*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 22.


======================================================================================================================
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------------------------------
                                                                                                    Amount         Per
                                                                                                     (000)       Share
----------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                  $494,240      $11.51
Undistributed Net Investment Income                                                                  --            --
Accumulated Net Realized Gains                                                                      1,153         .03
Unrealized Appreciation                                                                            51,496        1.20
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $546,889      $12.74
======================================================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

                                                                            ----

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

----
22

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

---------------------------------------------------------------------------------------------
                                                        OHIO TAX-EXEMPT       OHIO LONG-TERM
                                                      MONEY MARKET FUND      TAX-EXEMPT FUND
                                                    -----------------------------------------
                                                             Six Months Ended May 31, 2003
                                                    -----------------------------------------
                                                                  (000)                (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Interest                                                       $ 4,436             $ 12,140
---------------------------------------------------------------------------------------------
Total Income                                                     4,436               12,140
---------------------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
 Investment Advisory Services                                       49                   36
 Management and Administrative                                     460                  323
 Marketing and Distribution                                         69                   37
 Custodian Fees                                                      3                    4
 Shareholders' Reports and Proxies                                   5                    5
---------------------------------------------------------------------------------------------
   Total Expenses                                                  586                  405
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            3,850               11,735
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                          9                1,723
 Futures Contracts                                                  --                   --
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                             9                1,723
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                              --               25,103
 Futures Contracts                                                  --                   --
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    --               25,103
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $3,859              $38,561
==============================================================================================

                                                                            ----

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------------------------
                                                          OHIO TAX-EXEMPT                  OHIO LONG-TERM
                                                         MONEY MARKET FUND                 TAX-EXEMPT FUND
                                                     ---------------------------    -------------------------------
                                                       Six Months           Year      Six Months           Year
                                                            Ended          Ended           Ended          Ended
                                                     May 31, 2003  Nov. 30, 2002    May 31, 2003  Nov. 30, 2002
                                                            (000)          (000)           (000)          (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                    $ 3,850        $ 9,042        $ 11,735       $ 23,979
 Realized Net Gain (Loss)                                       9             (4)          1,723          1,401
 Change in Unrealized Appreciation (Depreciation)              --             --          25,103          7,362
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  3,859          9,038          38,561         32,742
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                     (3,850)        (9,042)        (11,735)       (23,979)
 Realized Capital Gain*                                        --             --          (1,402)        (1,483)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                                      (3,850)        (9,042)        (13,137)       (25,462)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
Issued                                                    281,708        551,769          45,975        139,735
Issued in Lieu of Cash Distributions                        3,565          8,382           9,550         18,180
Redeemed                                                 (274,481)      (467,715)        (60,279)      (123,082)
-------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                              10,792         92,436          (4,754)        34,833
-------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                  10,801         92,432          20,670         42,113
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                      711,576        619,144         526,219        484,106
-------------------------------------------------------------------------------------------------------------------
 End of Period                                           $722,377       $711,576        $546,889       $526,219
===================================================================================================================

1Shares Issued (Redeemed)
Issued                                                    281,708        551,769           3,706         11,564
Issued in Lieu of Cash Distributions                        3,565          8,382             767          1,506
Redeemed                                                 (274,481)      (467,715)         (4,879)       (10,196)
--------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Shares Outstanding             10,792         92,436            (406)         2,874
====================================================================================================================

*Includes fiscal 2003 and 2002 short-term gain distributions by the Long Term Tax-Exempt Fund totaling $69,000 and $246,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
----
24

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

OHIO TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
                                                             Six Months           Year Ended November 30,
                                                                  Ended ---------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             May 31, 2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00    $1.00    $1.00   $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                             .005     .014     .030    .039      .030     .033
 Net Realized and Unrealized Gain (Loss) on Investments              --       --       --      --        --       --
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                 .005     .014     .030     .039     .030     .033
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                             (.005)   (.014)   (.030)   (.039)   (.030)  (.033)
 Distributions from Realized Capital Gains                           --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                             (.005)   (.014)   (.030)   (.039)   (.030)   (.033)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
=====================================================================================================================
Total Return                                                      0.53%    1.41%    3.02%    3.95%    3.04%    3.37%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                              $722     $712     $619      $473    $445     $345
 Ratio of Total Expenses to Average Net Assets                   0.16%*    0.17%    0.18%    0.16%    0.18%    0.20%
 Ratio of Net Investment Income to Average Net Assets            1.06%*    1.40%    2.90%    3.88%    3.00%    3.30%
======================================================================================================================
*Annualized.

                                                                            ----


OHIO LONG-TERM TAX-EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------
                                                             Six Months           Year Ended November 30,
                                                                  Ended ---------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             May 31, 2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.14   $11.96   $11.53   $11.17   $12.02   $11.72
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                             .274     .564     .576     .593     .582     .592
 Net Realized and Unrealized Gain (Loss) on Investments            .633     .217     .430     .360    (.827)    .300
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                 .907     .781    1.006     .953    (.245)    .892
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                             (.274)   (.564)   (.576)   (.593)   (.582)   (.592)
 Distributions from Realized Capital Gains                        (.033)   (.037)      --      --     (.023)      --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                             (.307)   (.601)   (.576)   (.593)   (.605)   (.592)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $12.74   $12.14   $11.96   $11.53   $11.17   $12.02
=====================================================================================================================
Total Return                                                      7.56%    6.68%    8.86%    8.79%   -2.13%    7.78%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                              $547     $526     $484     $400     $379     $324
 Ratio of Total Expenses to  Average Net Assets                  0.15%*    0.14%    0.17%    0.19%    0.19%    0.20%
 Ratio of Net Investment Income to  Average Net Assets           4.44%*    4.67%    4.84%    5.27%    5.00%    4.98%
 Portfolio Turnover Rate                                            0%*      14%      19%      16%       8%       8%
========================================================================================================================
*Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

----
26
NOTES TO FINANCIAL STATEMENTS

Vanguard Ohio Tax-Exempt Funds comprise the Ohio Tax-Exempt Money Market and Ohio Long-Term Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXEs: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.



B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40%

                                                                            ----
of its net assets in capital contributions to Vanguard. At May 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                       Capital Contribution       Percentage       Percentage of
                                to Vanguard          of Fund          Vanguard's
OHIO TAX-EXEMPT FUND                  (000)       Net Assets      Capitalization
--------------------------------------------------------------------------------
Money Market                           $131            0.02%               0.13%
Long-Term                                96             0.02               0.10
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

     The Long-Term Tax-Exempt Fund had realized losses totaling $569,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $50,927,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended May 31, 2003, the Long-Term Tax-Exempt Fund purchased $0 of investment securities and sold $25,621,000 of investment securities, other than temporary cash investments.

----
28

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

================================================================================
JOHN J. BRENNAN*
(1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS
(2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA
(2002)
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN
(1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL
(1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.
(1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON
(1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS*
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

                                                                     [SHIP LOGO]
                                                         [THE VANGUARD GROUP[R]]
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VANGUARD, THE VANGUARD GROUP,  VANGUARD.COM,  WELLINGTON,  and the ship logo are trademarks  of The  Vanguard  Group,  Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
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TEXT TELEPHONE
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                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q962 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD OHIO TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD OHIO TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD OHIO TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.